ORDINARY SHARES	12 Months Ended
Mar. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

18. ORDINARY SHARES

As of March 31, 2021 and 2022, 10,000,000,000 and 9,000,000,000 ordinary shares had been authorized respectively. A total of 1,186,854,720 ordinary shares, par value US$0.0001 per share, consists of 1,146,044,859 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2022. A total of 1,112,431,559 ordinary shares, par value US$0.0001 per share, consists of 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2021. Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.

A total of 887,667,457 ordinary shares, par value US$0.0001 per share, consists of 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2020. A total of 887,617,391 ordinary shares, par value US$0.0001 per share, consists of 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of December 31, 2019. A total of 880,659,899 ordinary shares, par value US$0.0001 per share, consists of 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of December 31, 2018.

On July 23, 2020, certain convertible notes holders, including PacificBridget Diamond, amended the terms of the convertible notes in an aggregate principal amount of US$50 million that the Company issued between July and November 2019, and a total of RMB121.1 million inducement charge was recorded due to the amendment of conversation price. Those convertible notes holders converted all the convertible notes it held into 136,279,973 Class A ordinary shares.

On October 6, 2020, the Company separately entered into definitive agreements with two investors, pursuant to which the Company issued and sold an aggregate of 84,692,839 Class A ordinary shares to these investors through private placements for an aggregate purchase price of approximately US$25 million. The transaction was closed in October 2020.

In June 2021, the Company entered into a supplemental agreement with 2024 Notes holders. Pursuant to the supplemental agreement, 30% of the outstanding 2024 Notes principal amount would be converted into a total of 66,990,291 Class A ordinary shares at a price of US$1.03 per Class A ordinary share upon the first closing. On July 12, 2021, the aforementioned conversion was completed and a total of 66,990,291 Class A ordinary shares were issued.